UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

General Municipal
Money Market Fund

ANNUAL REPORT November 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
27	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Important Tax Information
37	Information About the Renewal of the Fund’s Management Agreement
42	Board Members Information
44	Officers of the Fund
FOR MORE INFORMATION
Back Cover

General Municipal
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Municipal Money Market Fund, covering the 12-month period from December 1, 2011, through November 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite pronounced weakness during the spring of 2012, most financial markets advanced over the reporting period as investors responded to encouraging macroeconomic developments throughout the world. Employment gains in the United States, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China’s economy buoyed investor sentiment, as did aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China. However, as has been the case since December 2008, short-term interest rates and money market yields remained near historical lows in the United States.

In light of the easy monetary policies adopted by many countries, we expect the U.S. economic recovery to persist at subpar levels over the first half of 2013, as growth may remain constrained by uncertainties surrounding fiscal policy and tax reforms. However, a favorable resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy and domestic equity markets later in the year. Nonetheless, the Federal Reserve Board has signaled its intention to keep rates low at least through mid-2015, suggesting that substantially higher money market yields are unlikely anytime soon. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through November 30, 2012, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2012, General Municipal Money Market Fund’s Class A and Class B shares produced yields of 0.00% and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced effective yields of 0.00% and 0.00%, respectively.1

Yields of tax-exempt money market instruments stayed near historical lows throughout the reporting period, as short-term interest rates remained anchored by a federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Recovery Gained Traction

Economists were encouraged early in the reporting period by U.S. employment gains and a quantitative easing program in Europe.Although these positive influences were called into question during the spring, investors responded positively over the summer to better employment numbers, an extension of the Federal Reserve Board’s (the “Fed”) Operation Twist, and assurances of support for the euro by the European Central Bank. Later, the Fed embarked on a third round of quantitative easing and extended its forecast for low interest rates through mid-2015.These actions appeared to be effective, as U.S. GDP growth climbed from an annualized rate of 1.3% for the second quarter of 2012 to 2.7% for the third quarter.

With short-term interest rates near historical lows, demand from individual investors shifted to the municipal bond market, where yields were incrementally higher. However, any reduction in demand for shorter term, tax-exempt money market instruments stemming from individual investors was offset by the effects of higher rates on short-term repurchase agreements, which helped to boost yields of variable rate demand notes (VRDNs). As a result, municipal money market instruments generally provided higher yields than comparable U.S.Treasury obligations, sparking increased demand from non-traditional investors, including institutional investors and corporations that typically focus on taxable instruments. Non-traditional investors also favored municipal money market instruments due to regulatory changes affecting funds’ liquidity requirements.

Municipal credit quality continued to improve over the reporting period as most states and many local governments recovered gradually from the recession. On average, state general funds have shown consecutive quarters of growth in personal income and sales tax receipts, both important sources of revenue.

Focusing on Quality and Liquidity

Most tax-exempt money market funds have maintained relatively short weighted average maturities compared to historical averages. Due to narrow yield differences along the money market’s maturity spectrum, it has made little sense for fund managers to extend weighted average maturities.A desire for ready liquidity amid ongoing regulatory uncertainty also contributed to the industry’s preference for shorter weighted average maturities.The fund was no exception to these considerations, and we maintained its weighted average maturity in a range that was consistent with industry averages.

Careful and well-researched credit selection remained key over the reporting period. We favored state general obligation bonds; essential service revenue bonds backed by revenues from water, sewer and electric facilities; and certain local credits with strong financial positions and stable tax bases. We generally continued to shy away from instruments issued by localities that depend heavily on state aid.

Rates Likely to Stay Low

We are cautiously optimistic regarding U.S. economic prospects. While the Fed expects moderate economic growth and a gradually declining unemployment rate, it also has made clear that short-term interest rates are likely to remain low until the unemployment rate drops well below current levels. Consequently, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

December 17, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields for Class A and Class B would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from June 1, 2012 to November 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2012

	Class A	Class B
Expenses paid per $1,000†	$1.20	$1.20
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2012

	Class A	Class B
Expenses paid per $1,000†	$1.21	$1.21
Ending value (after expenses)	$1,023.80	$1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .24% for Class A and .24% for Class B, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2012

Short-Term	Coupon	Maturity	Principal
Investments—100.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.2%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.19	12/3/12	7,800,000	[a]	7,800,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
JPMorgan Chase Bank)	0.23	12/7/12	20,000,000	[a]	20,000,000
Alaska—3.1%
Valdez,
Marine Terminal Revenue,
Refunding (ExxonMobil Project)
(Insured; Assured Guaranty
Municipal Corp.)	0.16	12/3/12	27,000,000	[a]	27,000,000
Arizona—.9%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.17	12/7/12	7,600,000	[a]	7,600,000
California—2.7%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.24	12/7/12	5,445,000	[a]	5,445,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.23	12/7/12	3,900,000	[a]	3,900,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	12/13/12	14,000,000		14,000,000
Colorado—4.8%
Branch Banking and Trust Co.
Municipal Trust (Series 2027)
(City and County of Denver,
Airport System Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.19	12/7/12	10,135,000	[a,b,c]	10,135,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.19	12/7/12	12,500,000	[a]	12,500,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)	0.19	12/7/12	9,010,000	[a]	9,010,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.17	12/7/12	9,765,000	[a]	9,765,000
Delaware—1.0%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.15	12/7/12	8,525,000	[a]	8,525,000
District of Columbia—.7%
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.22	12/7/12	6,025,000	[a]	6,025,000
Florida—8.9%
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health System)	0.20	1/29/13	7,905,000		7,905,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.19	12/7/12	10,160,000	[a]	10,160,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP
(LOC; Wells Fargo Bank)	0.26	12/4/12	2,000,000		2,000,000
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety
International Inc. Project)
(Insured; Berkshire Hathaway
Assurance Corporation)	0.18	12/7/12	6,105,000	[a]	6,105,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Liberty County,
IDR (Georgia-Pacific
Corporation Project)
(LOC; Bank of Nova Scotia)	0.18	12/7/12	9,000,000	[a]	9,000,000
Miami-Dade County School District,
GO Notes, TAN	2.50	2/28/13	10,000,000		10,055,960
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.26	12/10/12	10,000,000		10,000,000
Wells Fargo Stage Trust (Series
75-C) (Broward County, Airport
System Revenue) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.19	12/7/12	21,615,000	[a,b,c]	21,615,000
Illinois—1.1%
Deutsche Bank Spears/Lifers Trust
(Series DBE-472) (Village of
Bolingbrook, Will and
DuPage Counties, GO Notes)
(Liquidity Facility; Deutsche
Bank AG and LOC;
Deutsche Bank AG)	0.20	12/7/12	9,240,000	[a,b,c]	9,240,000
Indiana—.3%
Indiana Bond Bank,
Advance Funding
Program Notes	1.25	1/3/13	2,300,000		2,301,857
Kentucky—.6%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	10/1/13	2,500,000		2,514,129
Kentucky Rural Water Finance
Corporation, Public Projects
Revenue, Refunding (Flexible
Term Program)	1.25	2/1/13	2,300,000		2,302,902

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana—3.0%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.31	12/7/12	10,000,000	[a]	10,000,000
Ascension Parish,
Revenue, CP (BASF SE)	0.38	2/14/13	5,000,000		5,000,000
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Nicholls State University
Student Housing/Nicholls State
University Facilities Corporation
Project) (Insured; Assured Guaranty
Municipal Corp. and LOC; FHLB)	0.28	12/7/12	10,000,000	[a]	10,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.27	12/7/12	1,000,000	[a]	1,000,000
Maryland—2.4%
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Trust)	0.26	12/7/12	3,365,000	[a]	3,365,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.15	12/7/12	17,700,000	[a]	17,700,000
Massachusetts—2.8%
Adams-Cheshire Regional School
District, GO Notes, BAN	1.25	8/28/13	5,000,000		5,031,250
Beverly,
GO Notes, BAN	1.00	12/18/12	7,800,000		7,802,917
Massachusetts Health and
Educational Facilities
Authority, Revenue (The Henry
Heywood Memorial Hospital
Issue) (LOC; TD Bank)	0.17	12/3/12	11,455,000	[a]	11,455,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan—1.5%
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project)
(LOC; Comerica Bank)	0.26	12/7/12	6,940,000	[a]	6,940,000
Oakland County Economic
Development Corporation,
LOR (Three M Tool and
Machine, Inc. Project)
(LOC; Comerica Bank)	0.26	12/7/12	6,400,000	[a]	6,400,000
Minnesota—.4%
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.25	3/1/13	3,500,000		3,507,310
Mississippi—2.5%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron
U.S.A. Inc. Project)	0.17	12/3/12	7,795,000	[a]	7,795,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron
U.S.A. Inc. Project)	0.17	12/3/12	2,000,000	[a]	2,000,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron
U.S.A. Inc. Project)	0.17	12/3/12	2,000,000	[a]	2,000,000
Mississippi Business Finance
Corporation, Revenue,
Refunding (Renaissance at
Colony Park, LLC Refunding
Project) (LOC; FHLB)	0.16	12/7/12	9,500,000	[a]	9,500,000
Missouri—2.4%
Platte County Industrial
Development Authority,
IDR (Complete Home
Concepts Project)
(LOC; U.S. Bank NA)	0.18	12/7/12	6,800,000	[a]	6,800,000

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
RBC Municipal Products Inc. Trust
(Series E-40) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (Saint Luke’s Health
System, Inc.)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.18	12/7/12	10,000,000	[a,b,c]	10,000,000
Saint Louis Industrial Development
Authority, MFHR (Minerva Place
Apartments) (LOC; FHLMC)	0.16	12/7/12	3,750,000	[a]	3,750,000
Nebraska—.3%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.18	12/7/12	3,000,000	[a]	3,000,000
Nevada—3.5%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/13	15,000,000		15,137,159
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Royal
Bank of Canada)	0.16	12/7/12	8,105,000	[a]	8,105,000
Clark County,
IDR (Southwest Gas Corporation
Project) (LOC; JPMorgan
Chase Bank)	0.22	12/7/12	7,000,000	[a]	7,000,000
New Hampshire—.8%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	0.25	12/7/12	6,850,000	[a]	6,850,000
New Jersey—.9%
Monroe Township,
GO Notes, Refunding	2.00	12/15/12	2,000,000		2,001,505
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	5,600,000		5,605,099

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York—11.2%
Amsterdam Enlarged City School
District, GO Notes, BAN	1.25	6/28/13	7,100,000		7,124,230
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.21	12/7/12	6,615,000	[a]	6,615,000
Erie County Fiscal Stability
Authority, Revenue, BAN	1.00	7/31/13	14,000,000		14,068,685
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC—
Robert Weslayan College
Project) (LOC; M&T Trust)	0.22	12/7/12	2,600,000	[a]	2,600,000
Nassau County Industrial
Development Agency, IDR (The
Jade Corporation Project)
(LOC; M&T Trust)	0.24	12/7/12	4,230,000	[a]	4,230,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Natural Resources Defense
Council, Inc. Project) (LOC;
Bank of America)	0.21	12/7/12	6,810,000	[a]	6,810,000
New York State Mortgage Agency,
Homeowner Mortgage
Revenue (Liquidity Facility;
Barclays Bank PLC)	0.19	12/7/12	7,300,000	[a]	7,300,000
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; M&T Trust)	0.19	12/7/12	7,200,000	[a]	7,200,000
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union Graduate College
Project) (LOC; M&T Trust)	0.21	12/7/12	5,235,000	[a]	5,235,000
Seaford Union Free School
District, GO Notes, TAN	1.25	6/20/13	2,500,000		2,510,256

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.25	12/3/12	32,000,000	[a]	32,000,000
North Carolina—1.4%
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	1,740,000		1,747,861
Wells Fargo Stage Trust (Series
147C) (Charlotte Housing
Authority, Capital Fund
Program Revenue (Strawn
and Parktowne Rehabilitation
Project)) (Liquidity Facility;
Wells Fargo Bank and LOC;
Wells Fargo Bank)	0.19	12/7/12	10,260,000	[a,b,c]	10,260,000
Ohio—4.0%
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Liquidity Facility;
Wells Fargo Bank)	0.21	12/7/12	28,000,000	[a]	28,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC;
JPMorgan Chase Bank)	0.24	12/7/12	290,000	[a]	290,000
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	6,100,000		6,125,986
Pennsylvania—5.7%
Horizon Hospital System
Authority, Senior Health
and Housing Facilities
Revenue (Saint Paul Homes
Project) (LOC; M&T Trust)	0.21	12/7/12	5,400,000	[a]	5,400,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Foundation for Indiana University
of Pennsylvania Student Housing
Project at Indiana University of
Pennsylvania) (LOC; FHLB)	0.16	12/7/12	15,000,000	[a]	15,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project)
(LOC; Bank of America)	0.38	12/7/12	9,000,000	[a]	9,000,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.29	12/7/12	9,310,000	[a]	9,310,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.29	12/7/12	10,000,000	[a]	10,000,000
South Carolina—1.7%
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in
General Obligation Debt of
Certain South Carolina
School Districts)	1.75	3/1/13	15,000,000		15,057,902
Tennessee—6.9%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.18	12/7/12	15,025,000	[a]	15,025,000

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee (continued)
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking
and Trust Co.)	0.19	12/7/12	9,610,000	[a]	9,610,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of America)	0.21	12/3/12	10,000,000	[a]	10,000,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of America)	0.24	12/7/12	8,200,000	[a]	8,200,000
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.18	12/7/12	2,000,000	[a]	2,000,000
Metropolitan Government of
Nashville and Davidson
County, CP (Liquidity Facility:
California Public Employees
Retirement System, California
State Teachers Retirement
System and State Street Bank
and Trust Co.)	0.21	1/16/13	5,000,000		5,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.24	12/7/12	10,000,000	[a]	10,000,000
Texas—13.7%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1003) (Texas
Department of Housing and
Community Affairs, MFHR (East
Tex Pines Apartments)) (Liquidity
Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.31	12/7/12	9,850,000	[a,b,c]	9,850,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.25	1/24/13	10,000,000		10,000,000
Harris County,
CP (Liquidity Facility; Bank
of Tokyo-Mitsubishi UFJ)	0.23	1/15/13	8,500,000		8,500,000
Houston,
CP (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.24	2/12/13	3,500,000		3,500,000
Hunt Memorial Hospital District,
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.51	12/7/12	3,710,000	[a]	3,710,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/27/12	14,700,000		14,700,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/27/12	1,700,000		1,700,000
JPMorgan Chase Putters/Drivers
Trust (Series 4263) (Texas,
TRAN) (Liquidity Facility;
JPMorgan Chase Bank)	0.18	12/3/12	15,000,000	[a,b,c]	15,000,000
Port of Port Authur Navigation
District, Revenue, CP (BASF SE)	0.38	2/14/13	5,000,000		5,000,000
San Antonio,
Electric and Gas Systems
Junior Lien Revenue (Liquidity
Facility; Royal Bank of Canada)	0.18	12/7/12	8,500,000	[a]	8,500,000

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Tarrant County Cultural Education
Facilities Finance Corporation,
Revenue (Texas Health
Resources System)	0.16	12/7/12	10,000,000	[a]	10,000,000
Tarrant County Health Facilities
Development Corporation, HR
(Cook Children’s Medical
Center Project)	0.16	12/7/12	5,000,000	[a]	5,000,000
Texas,
TRAN	2.50	8/30/13	11,000,000		11,186,425
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA
and LOC; FNMA)	0.23	12/7/12	4,815,000	[a]	4,815,000
Texas Transportation Commission,
State Highway Fund First Tier
Revenue (P-FLOATS Series
MT-715) (Liquidity Facility;
Bank of America)	0.19	12/7/12	6,000,000	[a,b,c]	6,000,000
Utah—1.0%
Utah County,
HR (Intermountain Health Care,
Health Services Inc.) (Liquidity
Facility; U.S. Bank NA)	0.17	12/7/12	8,350,000	[a]	8,350,000
Washington—3.6%
Wells Fargo Stage Trust (Series
36C) (Washington Health Care
Facilities Authority, Revenue
(PeaceHealth)) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.19	12/7/12	9,000,000	[a,b,c]	9,000,000
Wells Fargo Stage Trust (Series
69C) (Pierce County, Sewer
Revenue) (Liquidity Facility;
Wells Fargo Bank and LOC;
Wells Fargo Bank)	0.19	12/7/12	22,175,000	[a,b,c]	22,175,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
West Virginia—.3%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC; PNC Bank NA)	0.21	12/7/12	2,800,000 [a]	2,800,000
Wisconsin—3.1%
Kenosha School District Number 1,
GO Notes, TRAN	1.50	2/26/13	2,000,000	2,005,672
Milwaukee,
GO Cash Flow Promissory Notes	1.25	12/4/12	4,500,000	4,500,397
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)
(LOC; JPMorgan Chase Bank)	0.27	2/5/13	20,000,000	20,000,000
U.S. Related—.3%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11996X) (Liquidity Facility;
Citibank NA)	0.18	12/7/12	3,000,000 [a,b,c]	3,000,000

Total Investments (cost $867,662,502)			100.7%	867,662,502
Liabilities, Less Cash and Receivables			(.7%)	(6,044,860)
Net Assets			100.0%	861,617,642

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2012, these securities amounted to $126,275,000 or 14.7% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1 +,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	87.3
F2		VMIG2,MIG2,P2		SP2,A2	5.4
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	4.2
Not Rated[e]		Not Rated[e]		Not Rated[e]	3.1
					100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	21

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	867,662,502	867,662,502
Interest receivable		881,911
Prepaid expenses		56,000
		868,600,413
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		170,962
Cash overdraft due to Custodian		1,684,380
Payable for investment securities purchased		5,042,708
Accrued expenses		84,721
		6,982,771
Net Assets ($)		861,617,642
Composition of Net Assets ($):
Paid-in capital		861,620,105
Accumulated net realized gain (loss) on investments		(2,463)
Net Assets ($)		861,617,642

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	75,520,448	786,097,194
Shares Outstanding	75,542,562	786,361,603
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2012

Investment Income ($):
Interest Income	1,743,423
Expenses:
Management fee—Note 2(a)	3,896,633
Shareholder servicing costs—Note 1 and Note 2(c)	2,211,027
Distribution and prospectus fees—Note 2(b)	1,461,170
Professional fees	79,394
Registration fees	75,316
Custodian fees—Note 2(c)	65,606
Directors’ fees and expenses—Note 2(d)	46,896
Prospectus and shareholders’ reports	24,528
Miscellaneous	46,980
Total Expenses	7,907,550
Less—reduction in expenses due to undertaking—Note 2(a)	(6,164,304)
Less—reduction in fees due to earnings credits—Note 2(c)	(105)
Net Expenses	1,743,141
Investment Income—Net	282
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	605
Net Increase in Net Assets Resulting from Operations	887

See notes to financial statements.

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2012	2011
Operations ($):
Investment income—net	282	241
Net realized gain (loss) on investments	605	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	887	241
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(22)	(14)
Class B Shares	(260)	(227)
Total Dividends	(282)	(241)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	187,272,070	163,663,892
Class B Shares	1,379,852,530	1,380,199,126
Dividends reinvested:
Class A Shares	15	14
Class B Shares	260	224
Cost of shares redeemed:
Class A Shares	(168,601,684)	(170,861,489)
Class B Shares	(1,244,702,573)	(1,343,707,836)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	153,820,618	29,293,931
Total Increase (Decrease) in Net Assets	153,821,223	29,293,931
Net Assets ($):
Beginning of Period	707,796,419	678,502,488
End of Period	861,617,642	707,796,419

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended November 30,
Class A Shares	2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.004	.022
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.004)	(.022)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.37	2.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63		.63		.61		.62	.59
Ratio of net expenses
to average net assets	.22		.27		.37		.59	.58
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.37	2.12
Net Assets, end of period ($ x 1,000)	75,520		56,850		64,035		138,454	151,633

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

			Year Ended November 30,
Class B Shares	2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001	.018
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.018)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.07	1.80
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05		1.05		1.05		1.08	1.05
Ratio of net expenses
to average net assets	.22		.27		.37		.90	.99
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.08	1.77
Net Assets, end of period ($ x 1,000)	786,097		650,946		614,467		661,738	773,940

a	Amount represents less than $.001 per share
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole diversified series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2012, sub-accounting service fees amounted to $357,862 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	867,662,502
Level 3—Significant Unobservable Inputs	—
Total	867,662,502
† See Statement of Investments for additional detailed categorizations.

At November 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover of $2,463 is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. If not applied, the carryover expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2012 and November 30, 2011 were as follows: tax-exempt income $282 and $241, respectively.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, commissions, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2012, there was no reduction in expenses pursuant to the Agreement.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be termi-

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

nated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $260,026 for Class A and $5,904,278 for Class B shares during the period ended November 30, 2012.

(b) Under the Distribution Plan with respect to Class B adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2012, Class B shares were charged $1,461,170, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2012, Class A shares were charged $35,776 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to

Service Agents with respect to their services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2012, Class B shares were charged $1,789,312 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $19,454 for transfer agency services and $525 for cash management services. Cash management fees were partially offset by earnings credits of $66. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2012, the fund was charged $65,606 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended November 30, 2012, the fund was charged $1,062 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $39.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended November 30, 2012, the fund was charged $8,650 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $354,398, Distribution Plan fees $130,078, Shareholder Services Plan fees $194,341, custodian fees $22,800, Chief Compliance Officer fees $3,318 and transfer agency fees $4,657, which are offset against an expense reimbursement currently in effect in the amount of $538,630.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $668,640,000 and $359,720,000, respectively.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors General Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (the sole series comprising General Municipal Money Market Funds, Inc.) as of November 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2013

The Fund	35

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended November 30, 2012 as “exempt-interest dividends” (not generally subject to regular federal income tax).

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2012 calendar year on Form 1099-DIV, which will be mailed in early 2013.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the various periods, although when performance was below the median it was below the median only by one basis point.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was approximately equal to the Expense Group and Expense Universe medians and the fund’s total expenses were slightly above the Expense Group median and at the Expense Universe median.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	41

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (79)
Board Member (1982)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
Francine J. Bovich (61)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
No. of Portfolios for which Board Member Serves: 48
———————
Peggy C. Davis (69)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
Diane Dunst (73)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 17

Ernest Kafka (79)
Board Member (1982)
Principal Occupation During Past 5Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents
(1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
No. of Portfolios for which Board Member Serves: 17
——————
Nathan Leventhal (69)
Board Member (1989)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
• Commissioner, NYC Planning Commission (March 2007-November 2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 40
——————
Robin A. Melvin (49)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-2012)
No. of Portfolios for which Board Member Serves: 100
——————

† Board Member of the fund as of November 7, 2012.

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

David W. Burke, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund	43

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director-Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since august 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios).

He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Fund	45

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2011 and $30,857 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2011 and $12,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,460 in 2011 and $4,382 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $201 in 2011 and $87 in 2012.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2011 and $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,415,177 in 2011 and $50,505,978 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)